Long term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term debt, net of unamortized debt issuance costs	$ 41,517	$ 40,000
Less: current portion	0	0
Long-term debt, net of unamortized debt issuance costs	$ 41,517	$ 40,000